Reverse Stock Splits	12 Months Ended
Dec. 31, 2017
Minimum [Member]
Reverse Stock Splits
12.	Reverse Stock Splits

Effective January 15, 2016, April 14, 2016, February 7, 2017 and February 6, 2018, the Company effectuated a 60-to-1 reverse stock split, a 200-to-1 reverse stock split, a 5,000-to-1 reverse stock split and a 5,000-to-1 reverse stock split, respectively, on its issued and outstanding common stock. The reverse stock splits did not affect any shareholder’s ownership percentage of the Company’s common shares, except to the limited extent that the reverse stock splits resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.